S000021937 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	179 Months Ended	212 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	33.92%	14.93%	11.41%		7.98%
Performance Inception Date					Apr. 29, 2008
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.64%	12.62%	9.49%		6.61%
Performance Inception Date					Apr. 29, 2008
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.70%	11.33%	8.73%		6.18%
Performance Inception Date					Apr. 29, 2008
Institutional Class | MSCI ACWI Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%		7.73%
Performance Inception Date					Apr. 29, 2008
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	33.51%	14.63%	11.17%	9.61%
Performance Inception Date				Jan. 31, 2011
Investor Class | MSCI ACWI Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%	9.75%
Performance Inception Date				Jan. 31, 2011